Deferred Revenue	12 Months Ended
Mar. 31, 2026
Accruals and deferred income including contract liabilities [Abstract]
Deferred Revenue [Text Block]

18. Deferred Revenue

The Company recorded Deferred Revenue of $2,576,050 for deposits received from customers for the sale of all-electric vehicles which were not delivered as at March 31, 2026 (March 31, 2025 - $10,138,356). The following table summarizes changes in deferred revenue during the years ended March 31, 2026 and March 31, 2025:

	March 31, 2026	March 31, 2025

Deferred Revenue, beginning of year	$10,138,356	$9,942,385
Additions to deferred revenue during the year	5,634,600	1,077,193
Deposits returned	(3,947)	(22,534)
Revenue recognized from deferred revenue during the year	(13,192,959)	(858,688)
Deferred Revenue, end of year	$2,576,050	$10,138,356

Current portion	$2,576,050	$3,279,536
Long term portion	-	6,858,820
	$2,576,050	$10,138,356

The Company expects to recognize revenue from amounts held in the current portion of deferred revenue within the next twelve months, based on expected deliveries of vehicles and from completed sales of vehicle parts. As at March 31, 2026 the current portion of deferred revenue includes a financing component of $nil (2025 - $474,173), and during the year ended March 31, 2026, $474,173 of this deferred revenue was recognized in revenue (2025 - $nil).

On November 14, 2025, the Company entered into a settlement agreement and general release (the "Settlement Agreement") with a customer, Workhorse Group, Inc. ("Workhorse"). Under the terms of the Settlement Agreement, among other things, Workhorse agreed that GreenPower shall retain all deposits and other funds previously paid by Workhorse to GreenPower and waives any right to refund or repayment of these funds, and in accordance with IFRS 15, GreenPower recognized in revenue a total of $6,858,820 that was previously recorded as deferred revenue for deposits received from Workhorse.

On March 3, 2026, GreenPower of WV, LLC ("Matheny"), a wholly owned subsidiary Matheny Motors, terminated its dealership agreement with the Company, thereby preventing further deliveries of GreenPower BEAST and Nano BEAST to Matheny. Due to this, GreenPower recognized in revenue a total of $2,772,632 in accordance with IFRS 15 that was previously recorded as deferred revenue for deposits received from Matheny.